Fair Value (Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loan held for sale	¥ 89,101	¥ 263,735
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank	0	209,107
Reversal of impairment of assets held for sale	0	134,141
Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loan held for sale	0	209,107
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank			¥ 134,141	¥ 134,141
Reversal of impairment of assets held for sale		134,141
Investment securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loan held for sale	8,971	505
Loans
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loan held for sale	44,746	(66)
Loans | Loans held for sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loan held for sale	11,096	451
Loans | Loans held for sale | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loan held for sale	0	209,107
Loans | Collateral dependent loans
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loan held for sale	33,650	(517)
Premises and equipment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loan held for sale	1,142	2,579
Intangible assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loan held for sale	11,433	849
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loan held for sale	22,809	50,761
Other assets | Investments in equity method investees
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loan held for sale	12,687	46,928
Other assets | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loss on valuation adjustment for loan held for sale	¥ 10,122	¥ 3,833